Offerings	May 28, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary shares, nominal value EUR0.01 per share
Fee Rate	0.01381%
Offering Note	Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any share split, share dividend or similar transaction. An unspecified maximum aggregate offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices. Such indeterminate amount of ordinary shares may be sold in the form of American Depositary Shares, or ADSs, and such indeterminate number of warrants may be sold to purchase ordinary shares or ordinary shares in the form of ADSs. Each ADS represents the right to receive one ordinary share. The securities registered also include such indeterminate number of ordinary shares and ordinary shares in the form of ADSs as may be issued upon exercise of warrants or pursuant to the antidilution provisions of any such warrants. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Offering Note 1.